TAXATION (Narrative) (Details) ¥ in Thousands, $ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2011	Dec. 31, 2019 CNY (¥)
Income Tax Contingency [Line Items]
Applicable tax rates			25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Withholding Tax Rate			10	10
Income tax payable		¥ 3,762	$ 108			¥ 3,762				¥ 752
Uncertain tax position, impact on taxes			977	¥ 6,802		8,309		¥ 2,770
Accrued interest and penalties		37,943	4,473			37,943				31,141
Unrecognized tax benefits, net deferred tax asset related to tax loss carryforwards		0	3,934			0				27,385
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		46,978	8,721			46,978				60,711
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest			56,175	391,078		225,246		253,895
Business tax rate									5
Net operating loss carryforwards			113,444							789,776
Deferred Tax Assets, Net of Valuation Allowance		¥ 696	8,558			696				¥ 59,580
Current Federal, State and Local, Tax Expense (Benefit)			$ 195	¥ (1,358)		¥ 2,867		¥ 0
Movable Property [Member]
Income Tax Contingency [Line Items]
Value added tax			3.00%	3.00%
Property Leasing Arrangement [Member]
Income Tax Contingency [Line Items]
Value added tax	17.00%	13.00%
Technical Service [Member]
Income Tax Contingency [Line Items]
Value added tax			6.00%	6.00%
United States of America [Member]
Income Tax Contingency [Line Items]
Applicable tax rates			21.00%	21.00%	35.00%	35.00%	35.00%	35.00%
SINGAPORE
Income Tax Contingency [Line Items]
Income tax profits | $			$ 0		$ 0		$ 0
HONG KONG
Income Tax Contingency [Line Items]
Income tax profits | ¥				¥ 0